Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.23%
Communication services: 13.02%
Entertainment: 3.90%
Netflix Incorporated †	12,700	$ 6,521,069
Spotify Technology †	19,100	4,815,492
		11,336,561
Interactive media & services: 7.12%
Alphabet Incorporated Class A †	7,757	18,256,100
Alphabet Incorporated Class C †	1,005	2,422,171
		20,678,271
Media: 2.00%
Match Group Incorporated †	37,386	5,818,383
Consumer discretionary: 20.70%
Auto components: 1.76%
Aptiv plc †	35,550	5,115,290
Automobiles: 1.36%
Ferrari NV	18,500	3,947,715
Hotels, restaurants & leisure: 2.26%
Chipotle Mexican Grill Incorporated †	4,400	6,564,932
Internet & direct marketing retail: 12.19%
Amazon.com Incorporated †	7,938	27,524,380
MercadoLibre Incorporated †	5,050	7,933,449
		35,457,829
Specialty retail: 3.13%
The Home Depot Incorporated	28,116	9,100,306
Financials: 6.27%
Capital markets: 6.27%
Intercontinental Exchange Incorporated	59,390	6,990,797
MarketAxess Holdings Incorporated	11,400	5,568,444
S&P Global Incorporated	14,541	5,676,661
		18,235,902
Health care: 12.02%
Health care equipment & supplies: 8.71%
Alcon Incorporated †	82,450	6,219,204
DexCom Incorporated †	16,650	6,428,565
Edwards Lifesciences Corporation †	57,050	5,449,416
Intuitive Surgical Incorporated †	8,350	7,222,750
		25,319,935
Health care providers & services: 3.31%
UnitedHealth Group Incorporated	24,147	9,629,824
See accompanying notes to portfolio of investments

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Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Industrials: 7.14%
Air freight & logistics: 2.08%
United Parcel Service Incorporated Class B	29,600	$ 6,034,256
Commercial services & supplies: 2.59%
Waste Connections Incorporated	63,240	7,532,516
Road & rail: 2.47%
Union Pacific Corporation	32,400	7,195,716
Information technology: 35.27%
Communications equipment: 1.55%
Motorola Solutions Incorporated	23,900	4,500,370
IT services: 13.61%
Fiserv Incorporated †	63,494	7,626,899
MongoDB Incorporated †	19,800	5,889,708
PayPal Holdings Incorporated †	46,800	12,275,172
Visa Incorporated Class A	59,028	13,786,580
		39,578,359
Software: 20.11%
Atlassian Corporation plc Class A †	26,000	6,176,560
Autodesk Incorporated †	20,500	5,984,155
Cadence Design Systems Incorporated †	47,200	6,219,544
Microsoft Corporation	110,381	27,835,881
ServiceNow Incorporated †	17,680	8,952,622
Unity Software Incorporated †	32,416	3,292,817
		58,461,579
Materials: 4.81%
Chemicals: 4.81%
Air Products & Chemicals Incorporated	18,500	5,336,880
The Sherwin-Williams Company	31,550	8,640,596
		13,977,476
Total Common stocks (Cost $117,812,654)		288,485,220

		Yield
Short-term investments: 0.81%
Investment companies: 0.81%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	2,371,642	2,371,642
Total Short-term investments (Cost $2,371,642)				2,371,642
Total investments in securities (Cost $120,184,296)	100.04%			290,856,862
Other assets and liabilities, net	(0.04)			(121,711)
Total net assets	100.00%			$290,735,151

†	Non-income-earning security
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

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Portfolio of investments—April 30, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$12,402,416	$36,837,228	$(46,868,002)	$0	$0	$2,371,642	0.81%	2,371,642	$890
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—April 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$37,833,215	$0	$0	$37,833,215
Consumer discretionary	60,186,072	0	0	60,186,072
Financials	18,235,902	0	0	18,235,902
Health care	34,949,759	0	0	34,949,759
Industrials	20,762,488	0	0	20,762,488
Information technology	102,540,308	0	0	102,540,308
Materials	13,977,476	0	0	13,977,476
Short-term investments
Investment companies	2,371,642	0	0	2,371,642
Total assets	$290,856,862	$0	$0	$290,856,862
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

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